Revenues - Detailed Information about Revenue (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenues [abstract]
Sales of goods and services	$ 686,644	$ 435,558	$ 243,230
Government incentives	13,266	14,469	18,552
Turnover tax	(21,315)	(14,207)	(8,969)
Revenues	$ 678,595	$ 435,820	$ 252,813